Employee Benefit Plans (Restricted Stock Unit Activity) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Restricted Stock Units and Shares of Restricted Stock
Number of Restricted Stock Units, Unissued, beginning balance (in shares)	1,456,200	997,000	905,300
Granted (in shares)	722,500	784,900	361,800
Vested and issued (in shares)	(405,100)	(258,400)	(243,000)
Forfeited (in shares)	(46,300)	(67,300)	(27,100)
Number of Restricted Stock Units, Unissued, ending balance (in shares)	1,727,300	1,456,200	997,000
Number of Restricted Stock Units, Vested and unissued (in shares)	561,500
Weighted-Average Grant Date Fair Value per Share
Unissued, beginning balance (in dollars per share)	$ 24.07	$ 28.48	$ 27.51
Granted (in dollars per share)	39.12	33.38	30.16
Vested and Issued (in dollars per share)	30.56	28.07	28.16
Forfeited (in dollars per share)	36.44	33.14	30.66
Unissued, ending balance (in dollars per share)	34.15	$ 24.07	$ 28.48
Weighted Average Grant Date Fair Value per Share, Vested and Unissued (in dollars per share)	$ 29.79
Weighted Average Remaining Contractual Term (years), Unissued	1 year
Aggregate Intrinsic Value, Unissued	$ 76.0